Group Information (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of interests in other entities [Abstract]
Schedule of group information
As of June 30, 2019, the Group’s subsidiaries, all of which are wholly owned, were as follows:

Name	Country of Incorporation
Atlassian (UK) Limited	United Kingdom, United States of America
Atlassian (UK) Holdings Limited	United Kingdom, United States of America
Atlassian (Australia) Limited	United Kingdom, United States of America
Atlassian (Global) Limited (1)	United Kingdom
Atlassian (UK) Operations Limited	United Kingdom
Atlassian, Inc.	United States of America
Atlassian Network Services, Inc.	United States of America
Dogwood Labs, Inc.	United States of America
Trello, Inc.	United States of America
AgileCraft LLC	United States of America
AgileCraft Australia Pty Ltd	Australia
OpsGenie, Inc.	United States of America
Opsgenie Yazılım Anonim Şirketi	Turkey
iFountain, LLC	United States of America
Atlassian Australia 1 Pty Ltd	Australia
Atlassian Australia 2 Pty Ltd	Australia
Atlassian Corporation Pty. Ltd.	Australia
Atlassian Pty Ltd	Australia
Good Software Co. Pty. Ltd.	Australia
Atlassian Capital Pty. Ltd.	Australia
MITT Australia Pty Ltd	Australia
MITT Trust	Australia
Atlassian K.K.	Japan
Atlassian Germany GmbH	Germany
Atlassian Holdings B.V.	Netherlands
Atlassian Philippines, Inc.	Philippines
Atlassian France SAS	France
Atlassian B.V.	Netherlands
Atlassian Canada Inc.	Canada
Atlassian India LLP	India

(1) Atlassian (Global) Limited is currently in liquidation.